Tax payable	12 Months Ended
Dec. 31, 2024
Tax payable
Tax payable	Tax payable
13.1.Current income tax payable

	December 31, 2024	December 31, 2023
Income tax	7,913	15,897
Social contribution	2,821	5,787
	10,734	21,684
13.2.Other tax payable

	December 31, 2024		December 31, 2023
	Current	Non-current	Current	Non-current
PIS	5,608	—	4,602	—
COFINS	24,240	—	21,029	—
ICMS	666	—	490	—
ISS	1,833	—	2,172	—
IVA	13,260	—	19,914	—
Installment	5,228	7,797	559	8,604
IRRF	1,507	—	846	—
Other taxes	3,709	—	1,847	34
	56,051	7,797	51,459	8,638